NOTE 10 - CONVERTIBLE PROMISSORY NOTE (Detail) - Convertible Promissory Notes (USD $)	3 Months Ended	10 Months Ended	12 Months Ended			73 Months Ended
	Sep. 30, 2012	May 04, 2013	Aug. 21, 2013	Apr. 22, 2013	Dec. 31, 2012	Dec. 31, 2012
Cash received from convertible promissory notes		$ 10,000	$ 20,000	$ 20,000	$ 50,000
Fair value loss on inception date					203,868
Fair value of convertible promissory notes on inception date					253,868	253,868
Change in fair value	53,101				(150,767)	(150,767)
Fair value as at December 31, 2012					$ 200,767	$ 200,767